Mobile Financial Services activities - Financial assets related to Orange Bank - After IFRS (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	€ 2,742	€ 2,381	€ 2,075
Non-current financial assets related to Mobile Financial Services activities	656	900	1,210
Mobile Financial Services, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	772
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	2,747	2,385	2,077
Non-current financial assets related to Mobile Financial Services activities	656
Orange Bank [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	2,714
Non-current financial assets related to Mobile Financial Services activities	656
Financial assets related to Mobile Financial Services activities	3,370	3,268	3,288
Orange Bank [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	3
Non-current financial assets related to Mobile Financial Services activities	294
Financial assets related to Mobile Financial Services activities	296	441	540
Orange Bank [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	3
Financial assets related to Mobile Financial Services activities	3	3	2
Orange Bank [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	50
Financial assets related to Mobile Financial Services activities	50	73	94
Orange Bank [member] | Operating segments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	2,712
Non-current financial assets related to Mobile Financial Services activities	309
Financial assets related to Mobile Financial Services activities	3,021	2,752	2,651
Orange Bank [member] | Operating segments [member] | Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	3
Non-current financial assets related to Mobile Financial Services activities	294
Financial assets related to Mobile Financial Services activities	296	441	540
Orange Bank [member] | Operating segments [member] | Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	42
Financial assets related to Mobile Financial Services activities	42	59	74
Orange Bank [member] | Operating segments [member] | Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	2
Financial assets related to Mobile Financial Services activities	2	1	2
Orange Bank [member] | Operating segments [member] | Other financial assets [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	8
Financial assets related to Mobile Financial Services activities	8	14	20
Orange Bank [member] | Operating segments [member] | Investments securities [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	3
Financial assets related to Mobile Financial Services activities	3	3	2
Orange Bank [member] | Operating segments [member] | IFRS Fixed Income Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	1
Non-current financial assets related to Mobile Financial Services activities	309
Financial assets related to Mobile Financial Services activities	310	387	579
Orange Bank [member] | Operating segments [member] | Loans and advances to customers [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	2,517
Financial assets related to Mobile Financial Services activities	2,517	2,297	2,000
Orange Bank [member] | Operating segments [member] | Loans and advances to credit institutions [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets related to Mobile Financial Services activities	191
Financial assets related to Mobile Financial Services activities	€ 191	€ 66	€ 70